CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Revenues	$ 20,876	$ 6,026	$ 5,466
Cost of revenues	(32,490)	(14,790)	(10,488)
Gross loss	(11,614)	(8,764)	(5,022)
Operating expenses:
Research and development	92,676	95,107	93,336
Sales and marketing	8,777	10,300	23,735
General and administrative	19,535	19,178	35,560
Total operating expenses	120,988	124,585	152,631
Operating loss	(132,602)	(133,349)	(157,653)
Financial income, net	9,790	6,802	4,378
Loss before taxes on income	(122,812)	(126,547)	(153,275)
Taxes on income	(642)	(325)	(284)
Net loss	$ (123,454)	$ (126,872)	$ (153,559)
Basic net loss per ordinary share	$ (0.84)	$ (0.94)	$ (1.54)
Diluted net loss per ordinary share	$ (0.84)	$ (0.94)	$ (1.54)
Weighted average number of ordinary shares used in computing basic and diluted net loss per ordinary share	147,480,521	135,224,312	102,859,891